Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Large Growth Fund
Investment Objective
The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Large Growth Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Large Growth Fund	Investor Class	Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	none
Other Expenses	0.35%	0.22%
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.25%	0.22%
Total Annual Fund Operating Expenses	1.24%	0.96%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Large Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	126	393	681	1,500
Institutional Class	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in growth-oriented common stocks of larger companies by utilizing a quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). From the universe of stocks of companies in the S&P Capital IQ Database, the Large Growth Formula identifies the 50 common stocks with the highest one-year return on total capital that also meet the following criteria:

1)	Market capitalization that exceeds the Database average

2)	Price-to-cash flow ratio less than the Database median

3)	Positive total capital

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may be out of favor with investors for periods of time. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one and five years and since inception compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE LARGE GROWTH FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010, and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Returns - Hennessy Cornerstone Large Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Hennessy Cornerstone Large Growth Fund - Investor Return before taxes	(8.98%)	5.81%	14.16%	Mar. 20, 2009
Institutional Class	Hennessy Cornerstone Large Growth Fund - Institutional Return before taxes	(8.66%)	6.05%	14.45%	Mar. 20, 2009
After Taxes on Distributions | Investor Class	Hennessy Cornerstone Large Growth Fund - Investor Return after taxes on distributions	(13.38%)	2.56%	11.79%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy Cornerstone Large Growth Fund - Investor Return after taxes on distributions and sale of Fund shares	(1.83%)	4.39%	11.79%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	(4.78%)	8.21%	15.34%	Mar. 20, 2009
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	15.23%	Mar. 20, 2009

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.